FINANCE INCOME AND EXPENSE - Interest expense and other financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest expense on debt	$ 19,916	$ 23,049
Accretion of reclamation and closure cost provision	3,887	3,743
Other	2,984	4,806
Interest and other finance income	$ 26,787	$ 31,598